Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Sep. 30, 2018
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 596	$ 1,382
Long term debt		75,924	80,423
Current portion of long term debt	$ 816	16,103	10,222
Long-term debt		$ 59,821	70,201
Interest rate	9.09%	9.09%		8.63%
Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 39,141	$ 39,204
Interest rate	4.48%	4.48%	4.48%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 136	$ 928
Long term debt		63,941	63,443
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		460	454
Long term debt		11,983	16,980
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		596
Long term debt		16,103
Current portion of long term debt		16,103
Not later than one year [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 9,813
Interest rate	4.63%	4.63%
Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 136
Long term debt		15,094
Not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		460
Long term debt		1,009
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		3,486
Long-term debt		3,486
Later than one year and not later than two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		3,415
Later than one year and not later than two years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		71
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,561
Long-term debt		1,561
Later than two years and not later than three years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		58
Later than two years and not later than three years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,503
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		25,070
Long-term debt		25,070
Later than three years and not later than four years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 17,537
Interest rate	3.88%	3.88%
Later than three years and not later than four years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 25,070
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		362
Long-term debt		362
Later than four years and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		24
Later than four years and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		338
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		29,342
Long-term debt		29,342
Later than five years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 11,791
Interest rate	5.25%	5.25%
Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 20,280
Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		9,062
Argentina, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,471
Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 136	$ 157
Interest rate	63.50%	63.50%	36.75%
Argentina, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 34
Interest rate	75.27%	75.27%
Argentina, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 136
Interest rate	63.50%	63.50%
Argentina, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 34
Interest rate	75.27%	75.27%
United States of America, Dollars [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financial leasings		$ 3	$ 10
Interest rate	3.28%	3.28%	3.28%
United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt			$ 4,025
Interest rate			3.34%
United States of America, Dollars [member] | Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financial leasings		$ 3
Interest rate	3.28%	3.28%
Colombia, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,471
Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 426	$ 454
Interest rate	4.68%	4.68%	5.58%
Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 794	$ 848
Interest rate	5.55%	5.55%	5.67%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 426
Interest rate	4.68%	4.68%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 794
Interest rate	5.55%	5.55%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 350	$ 522
Interest rate	6.03%	6.03%	5.95%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 4,641	$ 4,653
Interest rate	0.38%	0.38%	0.38%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 292	$ 505
Interest rate	8.64%	8.64%	9.53%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt			$ 5
Interest rate			0.40%
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 135
Interest rate	6.03%	6.03%
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 4,641
Interest rate	0.38%	0.38%
Brazil, Brazil Real [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 215
Interest rate	8.64%	8.64%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 95
Interest rate	6.03%	6.03%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 71
Interest rate	8.64%	8.64%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 58
Interest rate	6.03%	6.03%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 6
Interest rate	8.64%	8.64%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 37
Interest rate	6.03%	6.03%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 24
Interest rate	6.03%	6.03%
Brazil, Brazil Real [member] | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1
Interest rate	6.03%	6.03%
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 9,400
Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 18,483	$ 18,481
Interest rate	6.95%	6.95%	6.95%
Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 9,400	$ 10,100
Interest rate	8.67%	8.67%	8.56%
Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,497	$ 1,497
Interest rate	8.44%	8.44%	8.61%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 2,499
Interest rate	8.27%	8.27%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,497
Interest rate	8.44%	8.44%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 7,496
Interest rate	5.46%	5.46%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 338
Interest rate	8.85%	8.85%
Mexico, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 8,488
Interest rate	7.87%	7.87%
Mexico, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 9,062
Interest rate	8.66%	8.66%
Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 771
Interest rate			9.96%
Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,323	$ 573
Interest rate	9.70%	9.70%	10.15%
Uruguay, Pesos | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 502
Interest rate	10.15%	10.15%
Uruguay, Pesos | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 821
Interest rate	9.42%	9.42%
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 580
Long term debt		79,963
Long-term debt		79,963
At fair value [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		43,644
At fair value [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		122
Long term debt		68,088
At fair value [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		458
Long term debt		11,875
At fair value [member] | Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		122
At fair value [member] | Argentina, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		33
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		425
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		794
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		349
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		4,641
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		292
At fair value [member] | Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		18,131
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		9,400
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,389
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,323